Employee benefits (Details 12) - Underfunded Pension Plans [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	$ 817
Assets as at end of the year	743	$ 817
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	214	140
Return on plan assets	33	7
Assets purchases		5
Assets sold during the year	(2)	(19)
Translation adjustment	(19)	5
Transfer between surplus and deficit plans		76
Assets as at end of the year	226	214
Trading equity securities [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	55	8
Return on plan assets		4
Assets purchases		3
Assets sold during the year	(1)	(19)
Translation adjustment		1
Transfer between surplus and deficit plans		58
Transfer	(54)
Assets as at end of the year		55
International Investments [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year
Return on plan assets	17
Translation adjustment	(5)
Transfer	54
Assets as at end of the year	66
Investment property [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	27	6
Return on plan assets	20
Assets purchases		2
Assets sold during the year	(1)
Translation adjustment	(3)	1
Transfer between surplus and deficit plans		18
Assets as at end of the year	43	27
Loan To Participants [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	1	1
Assets as at end of the year	1	1
Others [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	131	125
Return on plan assets	(4)	3
Translation adjustment	(11)	3
Assets as at end of the year	$ 116	$ 131